Disclosure of detailed information about share options valuation assumptions (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) yr
Statement [Line Items]
Stock options granted	2,325,000
Exercise price	$ 1.20
Market price	$ 1.13
Expected option term (years) | yr	3.0
Expected stock price volatility	59.90%
Average risk-free interest rate	1.94%
Expected forfeiture rate	0.00%
Expected dividend yield	0.00%
FAIR VALUE ASSIGNED	$ 1,038,000